Loans (Composition of Loan Portfolio) (Details)	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Korean Government and Government Related Agencies [Member] KRW	Dec. 31, 2009 Korean Government and Government Related Agencies [Member] KRW	Dec. 31, 2010 Foreign Commercial Loans [Member] KRW	Dec. 31, 2010 Foreign Consumer Loans [Member] KRW
Commercial and industrial			74,608,512,000,000	[1]	74,611,001,000,000	[1]	54,303,000,000	29,359,000,000
Construction			6,421,718,000,000		8,096,574,000,000
Other commercial			2,349,976,000,000	[2]	2,178,037,000,000	[2]
Mortgage			41,155,936,000,000		44,221,131,000,000
Home equity			29,287,399,000,000		26,457,188,000,000
Other consumer			27,789,903,000,000	[3]	26,949,582,000,000	[3]
Credit cards			12,394,702,000,000		11,368,321,000,000
Foreign			2,487,575,000,000	[4]	2,343,550,000,000	[4]			2,421,894,000,000	65,681,000,000
Gross loans			196,495,721,000,000	[5]	196,225,384,000,000
Deferred origination costs, net			698,624,000,000		569,988,000,000
Less: Allowance for loan losses	(3,756,701,000)		(4,247,326,000,000)		(3,341,046,000,000)
Total Loans, net	170,658,959,000	[6]	192,947,019,000,000	[6]	193,454,326,000,000	[6]
Pledged loans			2,130,765,000,000		4,956,728,000,000

[1]	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
[2]	Other commercial loans include bills bought in foreign currency and overdrafts.
[3]	Other consumer loans include personal overdrafts and loans with principal due at maturity.
[4]	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
[5]	Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.
[6]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).